Business Combination (Details) - USD ($)		12 Months Ended
	Aug. 23, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Shares converted		361,858
Aggregate shares forfeited		606,972
Shares newly issued	716,946
Aggregate shares		1,232
Exercise price per share (in Dollars per share)		$ 2.06
Subscription receivable (in Dollars)		$ 650,000
Prepayment amount paid (in Dollars)		4,100,000
Retained amount (in Dollars)		$ 20,000
Price per share sold (in Dollars per share)		$ 10
Initial fair value (in Dollars)		$ 0
Percentage of gross proceeds		100.00%
Additional paid-in capital (in Dollars)		$ 20,000
Redemption of public shares		1,063,698
Aggregate payment (in Dollars)		$ 12,100,000
Aggregate amount held in trust account (in Dollars)		$ 8,250,000
Warrant [Member]
Business Combination [Line Items]
Private placement warrant exchanged (in Dollars per share)		$ 0.25
Warrants to purchase		5,000,000
Public Warrants [Member]
Business Combination [Line Items]
Warrants outstanding		5,000,000
Warrants to purchase		5,000,000
Private Placement Warrants [Member]
Business Combination [Line Items]
Shares converted		3,225,000
Warrants outstanding		3,225,000
RET Options [Member]
Business Combination [Line Items]
Options outstanding		1,500
Holdco Option [Member]
Business Combination [Line Items]
Options outstanding		2,150,838
PIPE Subscriptions [Member]
Business Combination [Line Items]
Sell aggregate shares (in Dollars)		$ 1,350,000
Common stock price per share (in Dollars per share)		$ 11.39
Received shares (in Dollars)		$ 700,000
Class A Common Stock [Member]
Business Combination [Line Items]
Shares converted		1
Holdco Class A Common Stock [Member]
Business Combination [Line Items]
Shares converted		2,125,539
Redemption of public shares		3,750,000
Holdco Class A Common Stock [Member] | Business Combination [Member]
Business Combination [Line Items]
Shares converted		1
Class A Common Stock [Member]
Business Combination [Line Items]
Shares converted		806,250
Shares newly issued		606,972
Common stock outstanding		7,528,761	1,766,554
Redemption of public shares		723,414
Class A Common Stock [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares newly issued		358,985
Common stock outstanding		1,434
RET Class A Common Stock [Member]
Business Combination [Line Items]
Shares converted		250
RET Class B Common Stock [Member]
Business Combination [Line Items]
Shares converted		40
Holdco Class B Common Stock [Member]
Business Combination [Line Items]
Shares converted		57,752